Liquidity (Details Narrative)			6 Months Ended	9 Months Ended
	Aug. 31, 2021 USD ($)	Jun. 28, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	Jul. 30, 2021 USD ($)	Jul. 03, 2021 $ / shares	May 08, 2021 USD ($)	May 08, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥) shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 11, 2019 $ / shares shares
Construction in progress			$ 700,000
Unpaid tax liabilities			5,700,000								$ 4,400,000
Cash on hand			1,040,607								53,106
Accounts receivable			8,869,747								5,771,008
Construction-in-progress expenditure			700,000
Short-term bank loans			1,823,215								1,289,081
Long-term bank loans current			2,318,528								1,227,346
Long-term bank loans non-current			2,106,180								$ 2,482,251
Lines of credit			7,778,540
Line of credit borrowing capacity			$ 1,200,000
Ordinary shares, shares authorized | shares			500,000,000							500,000,000	500,000,000	500,000,000
Ordinary shares, par value | $ / shares			$ 0.0001								$ 0.0001	$ 0.0001
Construction-in-progress description			The Company closed its initial public offering ("IPO") of 2,200,000 ordinary shares, par value US$0.0001 per share at a public offering price of $5.00 per share. On July 2, 2021, the underwriters exercised its over-allotment option to purchase an additional 330,000 shares. The Company received total net proceeds of approximately $11.27 million from closing its IPO. The above mentioned $7.8 million unused line of credit and $11.27 million net proceeds received from the IPO may be able to cover $5.7 million unpaid tax liabilities and minimum capital expenditure on the CIP project within the next 12 months from the date of this filing. Furthermore, the Company's controlling shareholder, Mr. Yongwei Hu, also made pledges to provide continuous financial support to the Company for at least next 12 months from the issuance of the Company's unaudited condensed consolidated financial statements. Based on the current operating plan, management believes that the above-mentioned measures collectively will provide sufficient liquidity for the Company to meet its future liquidity and capital requirement for at least 12 months from the date of this filing.
Maximum [Member]
Line of credit borrowing capacity			$ 7,800,000
RMB [Member]
Line of credit borrowing capacity | ¥										¥ 8,000,000
PRC Banks [Member]
Debt outstanding			6,200,000
Huaxia Bank [Member]
Lines of credit			1,525,204
Bohai Bank [Member]
Lines of credit			1,982,765
Bank of China [Member]
Lines of credit			2,745,367
Qishang Bank [Member]
Lines of credit			1,525,204
Accounts Receivable [Member]
Accounts receivable			$ 8,700,000
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customers [Member]
Concentration Risk, Percentage			97.40%
Subsequent Event [Member]
Accounts receivable	$ 8,700,000
Lines of credit	$ 1,600,000
Subsequent Event [Member] | IPO [Member]
Ordinary shares, shares authorized | shares		2,200,000
Ordinary shares, par value | $ / shares		$ 0.0001
Stock issued price per share | $ / shares		$ 5.00
Subsequent Event [Member] | Over-Allotment Option [Member]
Ordinary shares, par value | $ / shares							$ 0.0001
Stock issued price per share | $ / shares							$ 5.00
Number of option to purchase shares | shares		330,000
Proceeds from issuance of intial public offering		$ 11,270,000
Subsequent Event [Member] | PRC Banks [Member]
Short-term bank loans						$ 500,000
Lines of credit				$ 9,000,000
Subsequent Event [Member] | PRC Banks [Member] | RMB [Member]
Short-term bank loans						$ 3,000,000
Lines of credit | ¥					¥ 59,000,000
Subsequent Event [Member] | PRC Banks and Financial Institutions [Member]
Lines of credit				500,000
Subsequent Event [Member] | PRC Banks and Financial Institutions [Member] | RMB [Member]
Lines of credit				3,000,000
Subsequent Event [Member] | Huaxia Bank [Member]
Short-term bank loans								$ 2,300,000
Lines of credit				$ 2,300,000
Period of line of credit				1 year
Subsequent Event [Member] | Huaxia Bank [Member] | RMB [Member]
Short-term bank loans | ¥									¥ 15,000,000
Lines of credit				$ 15,000,000
Subsequent Event [Member] | Bohai Bank [Member]
Lines of credit				$ 2,000,000
Period of line of credit				1 year
Subsequent Event [Member] | Bohai Bank [Member] | RMB [Member]
Lines of credit				$ 13,000,000
Subsequent Event [Member] | Bank of China [Member]
Lines of credit				$ 2,700,000
Period of line of credit				1 year
Subsequent Event [Member] | Bank of China [Member] | RMB [Member]
Lines of credit				$ 18,000,000
Subsequent Event [Member] | Qishang Bank [Member]
Lines of credit				$ 2,000,000
Period of line of credit				3 years
Subsequent Event [Member] | Qishang Bank [Member] | RMB [Member]
Lines of credit				$ 13,000,000
Subsequent Event [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customers [Member]
Concentration Risk, Percentage	97.40%